Commitments and contingencies - Schedule Of Future Lease Payments Under Operating Leases (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
2024		¥ 79,207
2025		60,345
2026		53,518
2027		43,575
2028		34,048
2029 and thereafter		324,165
Total lease payments		594,858
Amount representing interest		23,771
Total lease liabilities for operating leases	[1]	¥ 571,087	¥ 593,339

[1]	Right-of-use assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheets.